Notes to the Statement of Cash Flows - Summary of Changes in Liabilities Arising From Financing Activities (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	₱ 194,469	₱ 175,511	₱ 201,661
Cash flows	(11,373)	(17,934)	(44,525)
Foreign exchange movement	(653)	1,723	417
Others	29,656	19,936	23,389
Ending balance	212,099	179,236	180,942
Interest-bearing financial liabilities [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	176,276	172,611	185,032
Cash flows	16,811	1,722	(13,097)
Foreign exchange movement	(653)	1,723	417
Others	122	220	259
Ending balance	192,556	176,276	172,611
Lease liabilities [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	15,233
Cash flows	(5,399)
Others	6,481
Ending balance	16,315
Derivative Financial Labilities [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	80	149
Cash flows	(50)	886
Others	83	(955)
Ending balance	113	80
Accrued interests and other related costs [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	1,347	1,176	1,412
Cash flows	(7,143)	(6,614)	(7,076)
Others	7,327	6,785	6,840
Ending balance	1,531	1,347	1,176
Dividends Payable [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	1,533	1,575	1,544
Cash flows	(15,592)	(13,928)	(16,617)
Others	15,643	13,886	16,648
Ending balance	₱ 1,584	₱ 1,533	1,575
Long-term financing for capital expenditures [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance			13,673
Cash flows			(7,735)
Others			(358)
Ending balance			₱ 5,580